UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                     ---------
                           The Gabelli Utilities Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Utilities Fund (the "Fund") declined 0.5%, while the Standard & Poor's ("S&P") Utility Index fell 1.3% and the Lipper Utility Fund Average rose 0.1%. For the six-month period ended June 30, 2004, the Fund was up 3.7% versus gains of 3.8% and 4.2% for the S&P Utility Index and the Lipper Utility Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                -----------------------------------------------
                                                                    YEAR                                  SINCE
                                                      QUARTER      TO DATE    1 YEAR        3 YEAR    INCEPTION (B)
                                                      -------------------------------------------------------------
 Gabelli Utilities Fund Class AAA .................   (0.45)%       3.68%      14.71%       1.44%        6.78%

 S&P Utility Index ................................   (1.29)        3.80       11.49      (10.03)       (2.03)
 Lipper Utility Fund Average ......................    0.11         4.15       13.35       (5.57)       (0.91)

 Class A ..........................................   (0.57)        3.54       14.67        1.51         6.83
                                                      (6.30)(c)    (2.39)(c)    8.06(c)    (0.48)(c)     5.53(c)
 Class B ..........................................   (0.71)        3.20       13.98        1.01         6.50
                                                      (5.67)(d)    (1.80)(d)    8.98(d)     0.02(d)      6.34(d)
 Class C ..........................................   (0.71)        3.19       13.94        1.08         6.55
                                                      (1.70)(d)     2.19(d)    12.94(d)     1.08(d)      6.55(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P Utility Index is an unmanaged indicator of electric and gas utility stock performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2002. The actual performance for the Class B Shares and the Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The value of utility stocks changes as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel and natural resources conservation.
 (b) Performance is calculated from inception of Class AAA Shares on August 31, 1999.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              COMMON STOCKS -- 85.5%
              ENERGY AND UTILITIES: ELECTRIC -- 17.2%
      90,000  AES Corp.+ .......................  $   434,950      $   893,700
      20,000  Cleco Corp. ......................      403,257          359,600
      43,000  DPL Inc. .........................      905,785          835,060
       6,500  DTE Energy Co. ...................      261,307          263,510
      50,000  Duquesne Light Holdings Inc. .....      752,566          965,500
      52,000  Edison International .............      671,304        1,329,640
      80,000  El Paso Electric Co.+ ............      963,137        1,235,200
      22,000  FPL Group Inc. ...................    1,368,832        1,406,900
      25,000  Great Plains Energy Inc. .........      585,298          742,500
      22,000  Green Mountain Power Corp. .......      467,933          574,200
      22,000  Hawaiian Electric Industries Inc.       492,435          574,200
      20,000  Southern Co. .....................      593,100          583,000
       2,000  UIL Holdings Corp. ...............       70,260           97,380
                                                  -----------      -----------
                                                    7,970,164        9,860,390
                                                  -----------      -----------
              ENERGY AND UTILITIES: INTEGRATED -- 52.9%
     192,000  Allegheny Energy Inc.+ ...........    2,007,139        2,958,720
      10,000  ALLETE Inc. ......................      262,751          333,000
      15,000  Alliant Energy Corp. .............      282,537          391,200
      25,000  Ameren Corp. .....................    1,108,196        1,074,000
     200,000  Aquila Inc.+ .....................      628,087          712,000
      12,000  Black Hills Corp. ................      365,711          378,000
       6,000  CH Energy Group Inc. .............      266,493          278,640
      14,000  Cinergy Corp. ....................      492,620          532,000
     149,000  CMS Energy Corp.+ ................    1,069,061        1,360,370
      12,000  Consolidated Edison Inc. .........      508,978          477,120
      17,000  Constellation Energy Group Inc. ..      448,840          644,300
      52,000  Duke Energy Corp. ................    1,090,201        1,055,080
     120,000  El Paso Corp. ....................    1,007,045          945,600
     105,400  Enel SpA .........................      694,451          845,067
      70,000  Energy East Corp. ................    1,474,159        1,697,500
       4,000  Entergy Corp. ....................      152,640          224,040
      22,000  FirstEnergy Corp. ................      684,928          823,020
       4,200  Florida Public Utilities Co. .....       60,350           75,978
      80,000  Hera SpA .........................      123,569          169,358
      28,000  Maine & Maritimes Corp. ..........      879,945          896,000
      25,000  MGE Energy Inc. ..................      789,014          815,750
      43,805  Mirant Corp.+ ....................       85,781           15,726
      10,000  National Grid Transco plc, ADR ...      386,405          391,700
      21,000  NiSource Inc. ....................      428,739          433,020
      40,000  Northeast Utilities ..............      681,116          778,800
      35,000  NSTAR ............................    1,530,573        1,675,800
      35,000  OGE Energy Corp. .................      824,921          891,450
      11,000  Otter Tail Corp. .................      300,289          295,460
      32,000  Pepco Holdings Inc. ..............      612,144          584,960
      28,000  PG&E Corp.+ ......................      365,349          782,320
      14,500  PPL Corp. ........................      496,028          665,550
      26,000  Progress Energy Inc. .............    1,098,399        1,145,300
      30,000  Scottish Power plc ...............      212,265          216,940
      17,000  TECO Energy Inc. .................      249,854          203,830

                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
      25,000  Tohoku Electric Power Co. Inc. ...  $   416,317      $   421,115
      10,000  TXU Corp. ........................      195,942          405,100
      65,000  Unisource Energy Corp. ...........    1,465,355        1,615,250
      33,800  Westar Energy Inc. ...............      393,853          672,958
      25,000  Wisconsin Energy Corp. ...........      654,587          815,250
     100,000  Xcel Energy Inc. .................    1,616,011        1,671,000
                                                  -----------      -----------
                                                   26,410,643       30,368,272
                                                  -----------      -----------
              ENERGY AND UTILITIES: NATURAL GAS -- 9.2%
       3,500  Atmos Energy Corp. ...............       80,252           89,600
         500  Chesapeake Utilities Corp. .......       12,401           11,350
      10,000  Energen Corp. ....................      239,277          479,900
      35,000  KeySpan Corp. ....................    1,233,962        1,284,500
       5,200  Laclede Group Inc. ...............      134,810          142,532
      35,000  National Fuel Gas Co. ............      788,954          875,000
      11,000  Nicor Inc. .......................      231,907          373,670
      11,000  NUI Corp. ........................      159,079          160,600
      30,000  ONEOK Inc. .......................      517,055          659,700
         500  RGC Resources Inc. ...............        9,744           11,945
       2,500  South Jersey Industries Inc. .....      103,422          110,000
      28,350  Southern Union Co.+ ..............      414,379          597,618
      20,000  Southwest Gas Corp. ..............      425,018          482,600
                                                  -----------      -----------
                                                    4,350,260        5,279,015
                                                  -----------      -----------
              ENERGY AND UTILITIES: WATER -- 0.6%
       5,333  Middlesex Water Co. ..............       91,735          103,353
       9,000  Pennichuck Corp. .................      212,146          232,515
                                                  -----------      -----------
                                                      303,881          335,868
                                                  -----------      -----------
              METALS AND MINING -- 0.4%
      10,000  Compania de Minas
                Buenaventura SA, ADR ...........      244,238          221,000
                                                  -----------      -----------
              TELECOMMUNICATIONS -- 2.1%
      16,000  BellSouth Corp. ..................      505,159          419,520
      10,000  SBC Communications Inc. ..........      327,352          242,500
      15,000  Verizon Communications Inc. ......      544,658          542,850
                                                  -----------      -----------
                                                    1,377,169        1,204,870
                                                  -----------      -----------
              WIRELESS COMMUNICATIONS -- 3.1%
     125,000  AT&T Wireless Services Inc.+ .....    1,724,460        1,790,000
                                                  -----------      -----------
              TOTAL COMMON STOCKS ..............   42,380,815       49,059,415
                                                  -----------      -----------
              PREFERRED STOCKS -- 2.7%
              ENERGY AND UTILITIES: INTEGRATED -- 1.1%
       8,800  Cinergy Corp.,
                9.500% Cv. Pfd. ................      440,000          523,160
      16,000  Mirant Trust I,
                6.250% Cv. Pfd.,
                Ser. A+ (a) ....................      471,705          116,800
                                                  -----------      -----------
                                                      911,705          639,960
                                                  -----------      -----------


                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              PREFERRED STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 1.6%
      18,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ................  $   892,390      $   900,000
                                                  -----------      -----------
              TOTAL PREFERRED STOCKS ...........    1,804,095        1,539,960
                                                  -----------      -----------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE BONDS -- 0.8%
              ENERGY AND UTILITIES: ELECTRIC -- 0.8%
  $  450,000  AES Corp., Sub. Deb. Cv.,
                4.500%, 08/15/05 ...............      386,931          443,813
                                                  -----------      -----------
              U.S.  GOVERNMENT  OBLIGATIONS  -- 10.6%
   6,109,000  U.S.  Treasury Bills,
                0.924% to 1.297%++,
                07/01/04 to 10/14/04 ...........    6,103,160        6,102,226
                                                  -----------      -----------
              TOTAL
                INVESTMENTS -- 99.6% ...........  $50,675,001       57,145,414
                                                                   ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4%               251,099
                                                                   -----------
              NET ASSETS -- 100.0% ............................    $57,396,513
                                                                   ===========
----------------
              For Federal tax purposes:
              Aggregate cost ..................................    $50,675,001
                                                                   ===========
              Gross unrealized appreciation ...................    $ 7,458,033
              Gross unrealized depreciation ...................       (987,620)
                                                                   -----------
              Net unrealized appreciation .....................    $ 6,470,413
                                                                   ===========
----------------
 (a)   Security in default.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $50,675,001)   $57,145,414
  Cash ....................................        1,014
  Dividends and interest receivable .......      175,308
  Receivable for Fund shares sold .........      230,883
  Other assets ............................        2,009
                                             -----------
  TOTAL ASSETS ............................   57,554,628
                                             -----------
LIABILITIES:
  Payable for Fund shares redeemed ........       50,903
  Payable for investment advisory fees ....       49,365
  Payable for distribution fees ...........       11,872
  Other accrued expenses and liabilities ..       45,975
                                             -----------
  TOTAL LIABILITIES .......................      158,115
                                             -----------
  NET ASSETS applicable to 7,268,152
    shares outstanding ....................  $57,396,513
                                             ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001
    par value .............................  $     7,268
  Additional paid-in capital ..............   55,579,889
  Distributions in excess of net
    investment income .....................   (2,373,489)
  Accumulated net realized loss
    on investments ........................   (2,287,620)
  Net unrealized appreciation on investments   6,470,465
                                             -----------
  TOTAL NET ASSETS ........................  $57,396,513
                                             ===========
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($55,842,797 / 7,070,386
    shares outstanding) ...................        $7.90
                                                   =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($711,675 / 89,834 shares outstanding)         $7.92
                                                   =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge
    of 5.75% of the offering price at
    June 30, 2004) ........................        $8.40
                                                   =====
  CLASS B:
  Net Asset Value, offering and redemption price
    per share ($328,104 / 42,129 shares
    outstanding) ..........................        $7.79(a)
                                                   =====
  CLASS C:
  Net Asset Value, offering and redemption price
    per share ($513,937 / 65,803 shares
    outstanding) ..........................        $7.81(a)
                                                   =====

------------
(a) Redemption price varies based on the length of time held.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends  (net of foreign taxes of $8,397) $  830,203
  Interest ..................................     56,656
                                              ----------
  TOTAL INVESTMENT INCOME ...................    886,859
                                              ----------
EXPENSES:
  Investment advisory fees ..................    256,111
  Recovery of reimbursed expenses ...........     66,719
  Distribution fees -- Class AAA ............     62,515
  Distribution fees -- Class A ..............        658
  Distribution fees -- Class B ..............      1,296
  Distribution fees -- Class C ..............      2,123
  Registration fees .........................     27,001
  Shareholder services fees .................     24,458
  Shareholder communications expenses .......     20,366
  Legal and audit fees ......................     13,494
  Trustees' fees ............................     12,055
  Custodian fees ............................      7,012
  Miscellaneous expenses ....................     11,907
                                              ----------
  TOTAL EXPENSES ............................    505,715
                                              ----------
  NET INVESTMENT INCOME .....................    381,144
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss on investments ..........   (132,552)
  Net change in unrealized appreciation/
    depreciation on investments .............  1,367,312
                                              ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................  1,234,760
                                              ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................... $1,615,904
                                              ==========


                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2003
                                                                               ----------------     -----------------
OPERATIONS:
  Net investment income .....................................................    $   381,144          $   521,878
  Net realized loss on investments ..........................................       (132,552)            (295,760)
  Net change in unrealized appreciation/depreciation on investments .........      1,367,312            6,636,854
                                                                                 -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........      1,615,904            6,862,972
                                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................       (371,806)            (513,031)
    Class A .................................................................         (3,964)              (2,529)
    Class B .................................................................         (2,134)              (2,460)
    Class C .................................................................         (3,240)              (3,858)
                                                                                 -----------          -----------
                                                                            .       (381,144)            (521,878)
                                                                                 -----------          -----------
  Return of capital
    Class AAA ...............................................................     (2,315,339)*         (2,646,786)
    Class A .................................................................        (24.684)*            (13,048)
    Class B .................................................................        (13,291)*            (12,689)
    Class C .................................................................        (20,175)*            (19,907)
                                                                                 -----------          -----------
                                                                                  (2,373,489)          (2,692,430)
                                                                                 -----------          -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................     (2,754,633)          (3,214,308)
                                                                                 -----------          -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ...............................................................     13,422,806           26,732,440
    Class A .................................................................        417,851              278,094
    Class B .................................................................        267,408               74,045
    Class C .................................................................        216,350              262,280
                                                                                 -----------          -----------
  Net increase in net assets from shares of beneficial
    interest transactions ...................................................     14,324,415           27,346,859
                                                                                 -----------          -----------
  NET INCREASE IN NET ASSETS ................................................     13,185,686           30,995,523
NET ASSETS:
  Beginning of period .......................................................     44,210,827           13,215,304
                                                                                 -----------          -----------
  End of period .............................................................    $57,396,513          $44,210,827
                                                                                 ===========          ===========

-------------------
* Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2004, there were no repurchase agreements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $2,692,430 with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:
                                                    YEAR ENDED
                                                DECEMBER 31, 2003
                                                -----------------
       DISTRIBUTIONS PAID FROM:
       Ordinary income .........................   $  521,878
       Non-taxable return of capital ...........    2,692,430
                                                   ----------
       Total distributions paid ................   $3,214,308
                                                   ==========

The tax character of amounts distributed in 2004 which exceed the ordinary income of the Fund will be treated as a non-taxable return of capital. Such determination can only be made upon completion of the taxable year.

EXPENSES. Certain administrative expenses are allocated among the Classes of Shares on the basis of each Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Accumulated capital loss carryforward ..   $(1,887,679)
       Net unrealized appreciation ............     4,835,764
                                                  -----------
       Total accumulated gain .................   $ 2,948,085
                                                  ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $1,887,679. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $1,088,544 of the loss carryforward is available through 2008; $655,271 is available through 2009; $54,818 is available through 2010; and $89,046 is available through 2011.

THE GABELLI UTILITIES FUND NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, A, B and C at 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, A, B and C, respectively. For the six months ended June 30, 2004, the Fund repaid the Adviser $66,719, the full amount due the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $10,949,378 and $585,870, respectively.

6. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2004                     YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2003
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ......................................    3,124,708      $ 25,141,233       5,923,852     $ 44,009,746
Shares issued upon reinvestment of dividends .....      252,127         2,008,649         328,032        2,417,958
Shares redeemed ..................................   (1,723,707)      (13,727,076)     (2,732,761)     (19,695,264)
                                                     ----------      ------------      ----------     ------------
    Net increase .................................    1,653,128      $ 13,422,806       3,519,123     $ 26,732,440
                                                     ==========      ============      ==========     ============
                                                                CLASS A                         CLASS A*
                                                     ----------------------------      ---------------------------
Shares sold ......................................       55,467      $    448,059          38,458     $    281,490
Shares issued upon reinvestment of dividends .....        1,604            12,804           1,314            9,989
Shares redeemed ..................................       (5,293)          (43,012)         (1,716)         (13,385)
                                                     ----------      ------------      ----------     ------------
    Net increase .................................       51,778      $    417,851          38,056     $    278,094
                                                     ==========      ============      ==========     ============
                                                                CLASS B                         CLASS B*
                                                     ----------------------------      ---------------------------
Shares sold ......................................       37,010      $    297,978          37,131     $    272,522
Shares issued upon reinvestment of dividends .....          271             2,131           1,256            8,313
Shares redeemed ..................................       (4,037)          (32,701)        (29,502)        (206,790)
                                                     ----------      ------------      ----------     ------------
    Net increase .................................       33,244      $    267,408           8,885     $     74,045
                                                     ==========      ============      ==========     ============
                                                                CLASS C                         CLASS C*
                                                     ----------------------------      ---------------------------
Shares sold ......................................       32,692      $    258,288          42,520      $    293,831
Shares issued upon reinvestment of dividends .....        2,376            18,732           3,146           23,475
Shares redeemed ..................................       (7,761)          (60,670)         (7,170)         (55,026)
                                                     ----------      ------------      ----------     ------------
    Net increase .................................       27,307      $    216,350          38,496      $   262,280
                                                     ==========      ============      ==========     ============

-------------------
* Commencement of operations on December 31, 2002.

7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $19,201 to Gabelli & Company. Gabelli & Company received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $2,626.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $11,600 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses on the Statement of Operations.

8. CONCENTRATIONS/RISKS. The Fund may invest a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility on the Fund's net asset value and a magnified effect on the total return.

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                            INCOME
                                 FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
                           ---------------------------------------    ------------------------------------------------------
                                              Net                                                In Excess
                 Net Asset              Realized and       Total                      Net         of Net
   Period         Value,       Net        Unrealized       from          Net       Realized       Realized
   Ended        Beginning  Investment  Gain/(Loss) on    Investment   Investment    Gain on        Gain on          Total
December 31    of Period     Income      Investments    Operations     Income     Investments    Investments    Distributions
-----------   ------------ ----------  --------------   ----------    ----------  -----------    -----------    -------------
CLASS AAA
   2004 (e)      $8.03       $0.06         $ 0.23         $ 0.29       $(0.05)         --         $(0.37)(d)      $(0.42)
   2003           6.96        0.14           1.77           1.91        (0.14)         --          (0.70)(d)       (0.84)
   2002           9.13        0.22          (1.55)         (1.33)       (0.22)         --          (0.62)(d)       (0.84)
   2001          11.72        0.11          (1.86)         (1.75)       (0.11)         --          (0.73)(d)       (0.84)
   2000          10.89        0.89           0.83           1.72        (0.89)         --             --           (0.89)
   1999++        10.00        0.04(a)        2.18           2.22        (0.03)     $(1.23)         (0.07)          (1.33)
CLASS A +
   2004 (e)      $8.06       $0.06         $ 0.22         $ 0.28       $(0.05)         --         $(0.37)(d)      $(0.42)
   2003           6.96        0.13           1.81           1.94        (0.13)         --          (0.71)(d)       (0.84)
CLASS B +
   2004 (e)      $7.96       $0.03         $ 0.22         $ 0.25       $(0.05)         --         $(0.37)(d)      $(0.42)
   2003           6.96        0.12           1.72           1.84        (0.12)         --          (0.72)(d)       (0.84)
CLASS C +
   2004 (e)      $7.98       $0.03         $ 0.22         $ 0.25       $(0.05)         --         $(0.37)(d)      $(0.42)
   2003           6.96        0.08           1.78           1.86        (0.08)         --          (0.76)(d)       (0.84)


                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             -----------------------------------------------------------------------------------

                Net Asset                Net Assets                    Operating        Operating
   Period         Value,                   End of         Net           Expenses         Expenses        Portfolio
   Ended          End of        Total      Period     Investment        Net of            Before         Turnover
December 31       Period      Return+++  (in 000's)     Income       Reimbursements   Reimbursements(c)    Rate
-----------      --------    ----------  ----------   ----------    --------------   ----------------    --------
CLASS AAA
   2004 (e)        $7.90        3.7%       $55,843        1.50%(b)       1.96%(b)          1.96%(b)           1%
   2003             8.03       29.5         43,526        1.92           2.00              2.00              39
   2002             6.96      (15.1)        13,215        2.91           2.00              2.64              41
   2001             9.13      (15.4)         9,727        1.02           2.00              2.49             110
   2000            11.72       16.4         13,281        8.31           2.00              2.88             215
   1999++          10.89       22.3          3,685        0.99(b)        2.00(b)          10.63(b)           94
CLASS A +
   2004 (e)        $7.92        3.5%       $   712        1.55%(b)       1.96%(b)          1.96%(b)           1%
   2003             8.06       29.9            307        1.67           2.00              2.00              39
CLASS B +
   2004 (e)        $7.79        3.2%       $   328        0.78%(b)       2.71%(b)          2.71%(b)           1%
   2003             7.96       28.4             71        1.72           2.75              2.75              39
CLASS C +
   2004 (e)        $7.81        3.2%       $   514        0.77%(b)       2.71%(b)          2.71%(b)           1%
   2003             7.98       28.7            307        1.11           2.75              2.75              39


----------------------
  + Class A, B and C Shares commenced operations on December 31, 2002.
 ++ From  commencement  of  investment  operations  on August 31,  1999  through
    December 31, 1999.
+++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Based on average month-end shares outstanding.
(b) Annualized.
(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during the first six months of 2004, representing previously reimbursed expenses from the Adviser. During the six months ended June 30, 2004, had such payment not been made, the expense ratio would have been 1.70%, 1.70%, 2.45% and 2.45% for Class AAA, Class A, Class B and Class C, respectively.
(d) Return of Capital.
(e) For the period ended June 30, 2004; unaudited.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

            THE GABELLI UTILITIES FUND
               One Corporate Center
             Rye, New York 10580-1422
                    800-GABELLI
                   800-422-3554
                 FAX: 914-921-5118
             WEBSITE: WWW.GABELLI.COM
             E-MAIL: INFO@GABELLI.COM
    Net Asset Value available daily by calling
            800-GABELLI after 6:00 P.M.

                 BOARD OF TRUSTEES
Mario J. Gabelli, CFA           Mary E. Hauck
CHAIRMAN AND CHIEF              (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER              GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.   MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita             Karl Otto Pohl
ATTORNEY-AT-LAW                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.       DEUTSCHE BUNDESBANK

Vincent D. Enright              Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT    VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER     LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                       OFFICERS
Bruce N. Alpert                 James E. McKee
PRESIDENT AND TREASURER         SECRETARY

                       DISTRIBUTOR
                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
          State Street Bank and Trust Company

                     LEGAL COUNSEL
       Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB470Q204SR

[MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
UTILITIES
FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustees of the Fund and the person's consent to be named as a Trustees if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustees of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utilities Fund
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.